ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 71,975	$ 214,960
Undiscounted future liability		225,229
Other income	143,950	0	$ 0
Accretion expense	$ 16,308	$ 15,687	$ 12,669